Share-based Compensation (Tables)	12 Months Ended
Dec. 31, 2022
Share-based Payment Arrangements [Abstract]
Schedule of restricted shares and DSU's rollforward
The following table reconciles the number of restricted shares, ESVP awards, PSUs and DSUs for the year ended December 31, 2022:

	Restricted Shares	ESVP	PSUs (1)	DSUs
Balance, beginning of year	3,267,717	8,329,291	3,214,620	1,556,780
Granted	710,819	1,288,598	904,469	208,693
Redeemed	(1,718,906)	(3,691,820)	(1,405,913)	(19,594)
Forfeited	(14,892)	(651,591)	—	—
Balance, end of year	2,244,738	5,274,478	2,713,176	1,745,879
(1)Based on underlying units before any effect of performance multipliers.
The following table reconciles the number of restricted shares, ESVP awards, PSUs and DSUs for the year ended December 31, 2021:

	Restricted Shares	ESVP	PSUs (1)	DSUs
Balance, beginning of year	4,704,129	10,449,383	3,789,689	1,278,263
Granted	1,230,133	2,570,746	2,053,574	278,517
Redeemed	(2,146,716)	(3,417,496)	(2,221,058)	—
Forfeited	(519,829)	(1,273,342)	(407,585)	—
Balance, end of year	3,267,717	8,329,291	3,214,620	1,556,780
(1)Based on underlying units before any effect of performance multipliers.
The following table provides summary information regarding stock options outstanding as at December 31, 2022:

	Stock Options (number of units)	Weighted average exercise price ($)
Balance, beginning of year	5,839,464	4.04
Exercised	(1,446,571)	3.16
Forfeited	(398,610)	2.06
Expired	(105,153)	9.22
Balance, end of year	3,889,130	4.43

Summarized Information Regarding Stock Options Outstanding
The following table summarizes information regarding stock options outstanding as at December 31, 2022:

Range of exercise prices ($)	Number of stock options outstanding	Weighted average remaining term for options outstanding (years)	Weighted average exercise price per share for options outstanding ($)	Number of stock options exercisable	Weighted average exercise price per share for options exercisable ($)
1.09 - 1.65	1,884,156	4.25	1.09	307,638	1.09
1.66 - 5.16	470,946	3.26	3.92	137,543	3.92
5.17 - 9.86	505,809	4.77	5.91	113,490	8.16
9.87 - 10.06	1,028,219	2.02	10.06	1,028,219	10.06
	3,889,130	3.61	4.43	1,586,890	7.65

Disclosure of Number and Weighted Average Exercise Prices of Share Options
The following table provides summary information regarding stock options outstanding as at December 31, 2021:

	Stock Options (number of units)	Weighted average exercise price ($)
Balance, beginning of year	5,940,871	3.92
Granted	534,264	5.23
Exercised	(261,486)	2.23
Forfeited	(285,047)	3.46
Expired	(89,138)	10.06
Balance, end of year	5,839,464	4.04